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APPENDIX I
                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 241-2

 Read instructions at end of Form before preparing Form. Please print or type.

         -----------------------------------------------------------------------
1.       Name and address of issuer: Diversified Investors Variable Funds
                                        4 Manhattanville Road
                                        Purchase, New York 10577


         -----------------------------------------------------------------------
2.       The name of each series or class of securities for which this Form is filed. (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
         classes):                                                         [ X ]


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3.       Investment Company Act File Number:  811-8264


         Securities Act File Number: 33-73734


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4(a).    Last day of fiscal year for which this Form is filed:

                                  December 31, 2000
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4(b).[ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

         Note: If the Form is being filed late, interest must be paid on the registration fee due.


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4(c).[ ] Check box if this is the last time the issuer will be filing this Form.


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         ----------------------------------------------------------------------
5.       Calculation of registration fee:

         (i)     Aggregate sale price of
                 securities sold during the
                 fiscal year pursuant to
                 section 24(f):                                     $588,461,720
                                                                     -----------
         (ii)    Aggregate price of securities
                 redeemed or repurchased during
                 the fiscal year:                      $541,670,595
                                                        -----------
         (iii)   Aggregate price of securities
                 redeemed or repurchased during any
                 prior fiscal year ending no earlier
                 than October 11, 1995 that were not
                 previously used to reduce registration
                 fees payable to the Commission:       $
                                                        -----------
         (iv)    Total available redemption credits
                 [add Items 5(ii) and 5(iii)]:                      $541,670,595
                                                                     -----------
         (v)     Net sales -- if Item 5(i) is greater
                 than Item 5(iv) [subtract Item 5(iv)
                 from Item 5(i)]:                                    $46,791,125
                                                                      ----------
         -----------------------------------------------------------
         (vi)    Redemption credits available for use   $(         )
                 in future years -- if Item 5(i) is       ---------
                 less than Item 5(iv) [subtract Item
                 5(iv) from Item 5(i)]:

         -----------------------------------------------------------
         (vii)   Multiplier for determining registration
                 fee.  (See Instruction C.9):                       x   0.00025
                                                                      ---------
         (viii)  Registration fee due [multiply Item
                 5(v) by Item 5(vii)] (enter "0" if no
                 fee is due):                                       =$11,697.78
                                                                      =========
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6.       Prepaid Shares

         If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here: _________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:__________.

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7.       Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
                                                                    +$   0
                                                                      ---------
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8.        Total of the amount of the registration fee due plus any interest due
          [line 5(viii) plus line 7]:
                                                                    =$11,697.78
                                                                      ---------
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9.        Date of registration fee and any interest payment was sent to the
          Commission's lockbox depository: March 22, 2001

              Method of Delivery:

                               [ X ]   Wire Transfer
                               [   ]   Mail or other means

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
                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*  Robert F. Colby
                           -----------------------------------------
                           Vice President
                           -----------------------------------------

Date March 22, 2001
    ----------------------

  *Please print the name and title of the signing officer below the signature.

24F2 FEES
DIVERSIFIED INVESTORS VARIABLE FUNDS
FOR THE PERIOD ENDED DECEMBER 29, 2000

                                         HIGH     INTERMEDIATE
                            MONEY       QUALITY    GOVERNMENT    CORE BOND                     VALUE         GROWTH &    EQUITY
DIVF                        MARKET        BOND        BOND          FUND        BALANCED      & INCOME        INCOME     GROWTH
                          --------------------------------------------------------------------------------------------------------
Proceeds from issuance
  of units .............. 114,016,236   3,953,350    7,526,070     9,962,382    24,718,641    61,634,574   75,490,200   89,509,450
Assumptions .............
                          --------------------------------------------------------------------------------------------------------
Net Sales................ 114,016,236   3,953,350    7,526,070     9,962,382    24,718,641    61,634,574   75,490,200   89,509,450
                          --------------------------------------------------------------------------------------------------------
Value of units redeemed.. 114,011,286   2,905,963    8,296,432    11,374,745    36,553,135    92,348,651   58,027,254   88,476,477
                          --------------------------------------------------------------------------------------------------------
Net Change ..............       4,950   1,047,387     (770,362)   (1,412,363)  (11,834,495)  (30,714,077)  16,462,946    1,032,973
                          --------------------------------------------------------------------------------------------------------
12/31/99 Cash Flow.......   1,483,140      (7,579)      35,928       (52,344)      (42,366)      354,799      (91,007)    (360,785)
                          --------------------------------------------------------------------------------------------------------
Net Change...............   1,488,090   1,039,608     (734,434)   (1,464,707)  (11,876,860)  (30,359,278)  16,371,939      672,188
                          ========================================================================================================
Per Fund.................      372.02      259.95      (183.61)      (366.18)     (2,969.22)     (7,569.82)  4,092.98       168.05

Calculation of Fee:
Total change ............ $46,791,125
PER SEC.00025 ........... $ 11,697.78
                          ===========



                           SPECIAL    AGGRESSIVE    HIGH YIELD    INTERNATIONAL
DIVF                       EQUITY       EQUITY         BOND          EQUITY        CALVERT       TOTAL
                          --------------------------------------------------------------------------------
Proceeds from issuance
  of units ..............  36,653,448  82,977,726     2,008,098    74,201,019     9,550,577    592,201,771
Assumptions .............
                          --------------------------------------------------------------------------------
Net Sales................  36,653,448  82,977,726     2,008,098    74,201,019     9,550,577    592,201,771
                          --------------------------------------------------------------------------------
Value of units redeemed..  26,708,316  34,800,687     1,101,303    60,925,823     8,352,787    544,882,859
                          --------------------------------------------------------------------------------
Net Change...............   9,945,132  48,177,039       908,795    13,275,196     1,197,789     47,318,911
                          --------------------------------------------------------------------------------
12/31/99 Cash Flow.......     (37,766) (1,306,302)           --      (518,940)       15,436       (527,787)
                          --------------------------------------------------------------------------------
Net Change...............   9,907,367  46,870,737      906,795     12,756,256     1,213,225     46,791,125
                          =================================================================================
Per Fund.................    2,476.84   11,717.68       226.70      3,189.06         303.31         11,697

                         12/31/98 CAPSTOCK ADJUSTMENTS

DIVF - 12/31/99 CASHFLOW ADJUSTMENTS

                                      BUYS          SELLS            NET           NAV     SHARES (BUYS)  SHARES (SELLS)     NET
                                  ------------  -------------   -------------    -------   -------------  --------------  ---------
KEY 3/3X   MONEY MARKET             359,818.55  (1,842,958.69)  (1,483,140.14)   17.1752    20,949.890    (107,303.478)    ########
KY 15      HIGH QUALITY BOND         16,337.94      (8,759.20)      (7,578.74)   11.7215     1,393.844        (747.276)      646.57
KEY 10     INTERMEDIATE GOVT BO      18,076.92     (54,004.42)     (35,927.50)   16.1795     1,117.273      (3,337.830)   (2,220.56)
KEY 6      GOVT/CORP BOND            72,132.27     (19,787.97)      52,344.30    22.7528     3,170.259        (869.694)    2,300.57
KEY 5      BALANCED                 126,567.19     (84,201.67)      42,365.52    35.8977     3,525.774      (2,345.601)    1,180.17
KEY 7      VALUE AND INCOME         157,596.81    (512,395.71)    (354,798.90)   40.8689     3,856.155     (12,537.546)   (8,681.39)
KY 32      EQUITY VALUE              30,873.10      (3,704.15)      27,168.95    14.1082     2,188.309        (262.553)    1,925.76
KEY 11     GROWTH & INCOME          312,880.64    (221,873.90)      91,006.74    37.3977     8,366.307      (5,932.822)    2,433.48
KEY 1      EQUITY GROWTH            472,866.97    (112,081.49)     360,785.48    70.5597     6,701.658      (1,588.463)    5,113.19
KEY 12     SPECIAL EQUITY           108,378.45     (70,612.91)      37,765.54    30.0435     3,607.384      (2,350.356)    1,257.03
KY 31      AGGRESSIVE EQUITY      1,345,065.73     (38,763.74)   1,306,301.99    24.3646    55,205.738      (1,590.986)   53,614.75
KY 26      HIGH YIELD BOND                  --             --              --    12.0048            --              --           --
KEY 13     INTERNATIONAL EQUITY     691,038.30    (172,097.96)     518,940.34    23.1085    29,904.074      (7,447.388)   22,456.69
Key 4      CALVERT                   59,291.08     (74,726.80)     (15,435.72)   29.0647     2,039.969      (2,571.050)     (531.08)

           Money and Calvert - Used the Unit Value for MONY